Statements of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 89,341	$ 1,798,098
Loss from operations	(89,341)	(1,798,098)
Other income (expense):
Interest earned on marketable securities held in Trust Account	8,680	20,868
Interest expense		(5,027)
Change in fair value of convertible promissory note		(70,297)
Change in fair value of warrants	(484,637)	952,674
Total other income (expense), net	(475,957)	898,218
Net Loss	$ (565,298)	$ (899,880)
Weighted average shares outstanding, redeemable Class A ordinary shares (in Shares)	3,834,783	9,000,000
Basic and diluted net loss per share, redeemable Class A ordinary shares (in Dollars per share)	$ (0.08)	$ (0.08)
Weighted average shares outstanding, non-redeemable Class A and Class B ordinary shares (in Shares)	2,960,283	2,804,000
Basic and diluted net loss per share, non-redeemable Class A and Class B ordinary shares (in Dollars per share)	$ (0.08)	$ (0.08)